Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Schedule of Revenue	Revenue recorded in the Consolidated Statement of Comprehensive Income/(Loss) consists of the following:

For the years ended December 31,	2025 $	2024 $	2023 $
Contract revenue	4,659	4,315	750
Grant revenue	—	513	2,580
Total revenue	4,659	4,828	3,330

Schedule of Disaggregation of Revenue from Contracts with Customers

Timing of contract revenue recognition for the years ended December 31,	2025 $	2024 $	2023 $
Transferred at a point in time	4,659	4,315	—
Transferred over time	—	—	750
	4,659	4,315	750

Customers over 10% of revenue	2025 $	2024 $	2023 $
Customer A	—	—	750
Customer B	4,659	4,315	—
	4,659	4,315	750